RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table provides the activity in the restructuring liability:

	2015	2014
Balance, beginning of period	$0.2	$0.7
Expensed in period	1.8	0.5
Disbursements	(2.0)	(1.0)
Balance, end of period	-	0.2
Classification:
Accounts payable and accrued liabilities (note 14)	-	0.2
	$-	$0.2